Provisions - Additional Information (Details) kr in Thousands, € in Millions	3 Months Ended
	Mar. 31, 2018 SEK (kr)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Other provisions		€ 129.8	€ 140.8
Utilization of provision		8.5
Unwinding of discounting		0.3
Restructuring
Disclosure of other provisions [line items]
Other provisions		€ 19.4	26.3
Estimated completion of activities	15 months	15 months
Utilization of provision		€ 7.1
Unwinding of discounting		0.0
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions		10.2	10.2
Utilization of provision		0.0
Unwinding of discounting		0.0
Contingent consideration
Disclosure of other provisions [line items]
Other provisions		10.5	10.4
Utilization of provision		0.0
Unwinding of discounting		0.1
Other
Disclosure of other provisions [line items]
Other provisions		18.4	18.5
Utilization of provision		0.3
Unwinding of discounting		0.0
Miscellaneous other provisions, professional fees related to tax investigations and other obligations
Disclosure of other provisions [line items]
Other provisions		2.6	2.7
Italy | Other
Disclosure of other provisions [line items]
Other provisions		5.9	5.6
Bjuv Facility | Sweden | Onerous contracts - leases
Disclosure of other provisions [line items]
Other provisions		68.7	72.5
Bjuv Facility | Sweden | Onerous contracts - service contracts
Disclosure of other provisions [line items]
Other provisions		2.6	2.9
La Cocinera | Contingent consideration
Disclosure of other provisions [line items]
Other provisions		9.0	8.9
Lutosa | Contingent consideration
Disclosure of other provisions [line items]
Other provisions		1.5	1.5
Findus | Contingent consideration
Disclosure of other provisions [line items]
Unwinding of discounting		0.1
Findus | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions		3.1	€ 3.1
Foodhills AB | Bjuv Facility | Sweden
Disclosure of other provisions [line items]
Purchase agreement	kr 85,000	8.6
Cash to be received	kr 72,250	€ 7.2